Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
C000016870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000016871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000016872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016870
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	0.11%	0.85%
Without Sales Load [Member] | C000016871
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%	1.14%	1.86%
Without Sales Load [Member] | C000016867
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	0.89%	1.62%
Without Sales Load [Member] | C000016872
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%	1.12%	1.86%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index